Distribution and Selling Expenses	12 Months Ended
Dec. 31, 2023
Distribution and Selling Expenses [Abstract]
DISTRIBUTION AND SELLING EXPENSES
12.	DISTRIBUTION AND SELLING EXPENSES

	Year ended December 31,
	2023	2022	2021
Outsourced service fee	58,942	403,458	1,212,403
Advertisement	-	-	140,704
Others	39	317,930	736
	58,981	721,388	1,353,843